UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CLAIRVOYANCE CAPITAL ADVISORS PTE. LTD.

Address:   80 Raffles Place
           45-01, UOB Plaza
           Singapore 048624


Form 13F File Number: 028-13936


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ian Tan
Title:  Chief Compliance Officer
Phone:  (65) 6305 2209

Signature,  Place,  and  Date  of  Signing:

/s/ Ian Tan                        Singapore                          11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              10

Form 13F Information Table Value Total:  $      681,890
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
21VIANET GROUP INC           SPONSORED ADR  90138A103   20,653 2,034,736 SH       SOLE                2,034,736      0    0
ASIAINFO-LINKAGE INC         COM            04518A104    5,900   799,402 SH       SOLE                  799,402      0    0
ASIAINFO-LINKAGE INC         COM            04518A104   17,738 2,403,500 SH  CALL SOLE                2,403,500      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR  16949N109    1,299    94,921 SH       SOLE                   94,921      0    0
CREE INC                     COM            225447101  155,285 5,977,100 SH  CALL SOLE                5,977,100      0    0
MAGNACHIP SEMICONDUCTOR CORP COM            55933J203      512    76,120 SH       SOLE                   76,120      0    0
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104  446,165 8,500,000 SH  PUT  SOLE                8,500,000      0    0
RDA MICROELECTRONICS INC     SPONSORED ADR  749394102    2,877   340,502 SH       SOLE                  340,502      0    0
WESTERN DIGITAL CORP         COM            958102105   29,439 1,144,600 SH  CALL SOLE                1,144,600      0    0
XUEDA ED GROUP               SPONSORED ADR  98418W109    2,022   740,622 SH       SOLE                  740,622      0    0


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